Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Amortization Methods and Estimated Useful Lives

Amortization methods and estimated useful lives of the respective assets are set out as follows:

Category	Amortization Method	Estimated Useful Life
Self-developed communications platform	Straight-line method	5 years
Intangible assets arising from business combination
Distribution channel	Accelerated method	10 years
Technology	Straight-line method	5-10 years
Backlog	Straight-line method	3.75 years
Customer relationship	Accelerated method	8.75 years
Apipost data	N/A	Indefinite life
Other	Straight-line method	5 years

Schedule of Disaggregation of Revenue	The Company disaggregates revenue into three revenue streams, consisting of SaaS/PaaS services, cloud related services and AI solution services, as follows:
	For the Six Months ended December 31,
	2024	2023
SaaS/PaaS services
Real-time engagement services	$7,758,363	$10,156,787
SMS services	7,202,626	6,262,804
Subtotal	14,960,989	16,419,591
Cloud related services
Customized platform development services	632,641	2,511,793
Software license and other cloud related services	1,027,318	1,900,089
Subtotal	1,659,959	4,411,882
AI solution services	8,657,480	9,708,489
Total revenues	$25,278,428	$30,539,962

The Company disaggregates revenue by transferal of products/services as follows:

	For the Six Months ended December 31,
	2024	2023
Services transferred over time	$14,818,451	$15,124,646
Services transferred at a point in time	1,659,959	4,411,882
Goods transferred at a point in time	8,800,018	11,003,434
Total revenues	$25,278,428	$30,539,962

Schedule of Currency Exchange Rates that were used in Creating the Unaudited Condensed Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	As of
	December 31, 2024	June 30, 2024
Period-end spot rate	7.2993	7.2672

	For the Six Months ended December 31,
	2024	2023
Average rate	7.1767	7.2347